Quarterly Holdings Report
for

Fidelity® Stock Selector All Cap Fund

December 31, 2019

FSS-QTLY-0220
1.813022.115

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value (000s)
Fidelity Communication Services Central Fund (a)	3,938,369	$853,681
Fidelity Consumer Discretionary Central Fund (a)	2,479,511	866,416
Fidelity Consumer Staples Central Fund (a)	2,979,235	638,271
Fidelity Energy Central Fund (a)	3,759,574	386,146
Fidelity Financials Central Fund (a)	13,833,096	1,495,081
Fidelity Health Care Central Fund (a)	2,769,328	1,362,149
Fidelity Industrials Central Fund (a)	2,652,232	792,911
Fidelity Information Technology Central Fund (a)	4,843,177	2,208,489
Fidelity Materials Central Fund (a)	1,046,854	212,344
Fidelity Utilities Central Fund (a)	1,415,269	279,954
TOTAL EQUITY CENTRAL FUNDS
(Cost $6,996,958)		9,095,442

Money Market Central Funds - 0.0%
Fidelity Cash Central Fund 1.58% (b)
(Cost $1,574)	1,573,373	1,574
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $6,998,532)		9,097,016
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,876)
NET ASSETS - 100%		$9,092,140

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$7
Fidelity Communication Services Central Fund	28,027
Fidelity Consumer Discretionary Central Fund	23,725
Fidelity Consumer Staples Central Fund	6,399
Fidelity Energy Central Fund	3,401
Fidelity Financials Central Fund	40,738
Fidelity Health Care Central Fund	13,389
Fidelity Industrials Central Fund	4,428
Fidelity Information Technology Central Fund	49,330
Fidelity Materials Central Fund	1,376
Fidelity Utilities Central Fund	11,293
Total	$182,113

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Communication Services Central Fund	$770,403	$58,104	$16,469	$492	$41,151	$853,681	46.8%
Fidelity Consumer Discretionary Central Fund	815,865	53,772	16,604	324	13,059	866,416	43.6%
Fidelity Consumer Staples Central Fund	576,832	46,727	12,292	50	26,954	638,271	46.5%
Fidelity Energy Central Fund	355,569	16,264	7,123	(1,211)	22,647	386,146	45.3%
Fidelity Financials Central Fund	1,387,365	76,171	27,475	(111)	59,131	1,495,081	41.8%
Fidelity Health Care Central Fund	1,115,522	43,882	23,483	427	225,801	1,362,149	44.0%
Fidelity Industrials Central Fund	746,455	23,694	14,821	(222)	37,805	792,911	42.4%
Fidelity Information Technology Central Fund	1,906,027	97,696	39,402	(1,742)	245,910	2,208,489	44.1%
Fidelity Materials Central Fund	192,074	15,071	4,312	(309)	9,820	212,344	44.4%
Fidelity Utilities Central Fund	273,240	21,439	5,597	82	(9,210)	279,954	42.7%
Total	$8,139,352	$452,820	$167,578	$(2,220)	$673,068	$9,095,442

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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